Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue (Note C)	$ 77,147	$ 79,591	$ 79,139
Cost	40,659	42,655	42,196
Gross profit	36,488	36,936	36,943
Expense and other (income)
Selling, general and administrative	20,604	19,366	19,680
Research, development and engineering (Note F)	5,989	5,379	5,590
Intellectual property and custom development income	(648)	(1,026)	(1,466)
Other (income) and expense	(968)	1,152	1,125
Interest expense (Notes P&T)	1,344	723	615
Total expense and other (income)	26,322	25,594	25,543
Income from continuing operations before income taxes	10,166	11,342	11,400
Provision for income taxes (Note G)	731	2,619	5,642
Income from continuing operations	9,435	8,723	5,758
Income/(loss) from discontinued operations, net of tax	(4)	5	(5)
Net income	$ 9,431	$ 8,728	$ 5,753
Assuming dilution
Continuing operations (in dollars per share) (Note H)	$ 10.57	$ 9.51	$ 6.14
Discontinued operations (in dollars per share) (Note H)	(0.01)	0.01	0.00
Total (in dollars per share) (Note H)	10.56	9.52	6.14
Basic
Continuing operations (in dollars per share) (Note H)	10.63	9.56	6.17
Discontinued operations (in dollars per share) (Note H)	0.00	0.01	0.00
Total (in dollars per share) (Note H)	$ 10.63	$ 9.57	$ 6.17
Weighted-average number of common shares outstanding
Assuming dilution (in shares)	892,813,376	916,315,714	937,385,625
Basic (in shares)	887,235,105	912,048,072	932,828,295
Services
Revenue (Note C)	$ 47,493	$ 49,257	$ 48,652
Cost	32,491	33,687	33,399
Sales
Revenue (Note C)	28,252	28,735	28,772
Cost	7,263	7,835	7,587
Financing
Revenue (Note C)	1,402	1,599	1,715
Cost	$ 904	$ 1,132	$ 1,210